Common shareholder's equity, mezzanine equity, and non-controlling interests - Additional paid-in surplus (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Additional paid-in surplus (Details)
Reimbursement for performance shares		$ 1.4	$ 2.5	$ 2.5	$ 5.4
Reimbursement for retention bonuses	$ 1.9		9.0	10.8	14.5
Total Additional paid-in surplus	$ 1.9	$ 1.4	$ 11.5	$ 13.3	$ 89.6